Basis of Presentation (Details Narrative)		6 Months Ended	12 Months Ended
	Jul. 26, 2021	Jun. 30, 2023 shares	Dec. 31, 2022 shares	Apr. 23, 2023 ₪ / shares shares	Apr. 22, 2023 ₪ / shares shares	Dec. 22, 2022 $ / shares	Dec. 31, 2021 shares
Restructuring Cost and Reserve [Line Items]
Variable interest rate		8.75%	8.25%
Share price | (per share)				₪ 0.60	₪ 0.06	$ 2.90
Common stock, shares issued		2,688,541	2,688,541	26,881,244			2,236,615
Common stock, shares outstanding		2,688,541	2,688,541	26,881,244			2,236,615
Common Stock, Shares Authorized		9,290,000	9,290,000				9,290,000
M And AA [Member]
Restructuring Cost and Reserve [Line Items]
Common Stock, Shares Authorized				9,290,000	92,900,000
Mer Telemanagement Solutions Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Variable interest rate	86.00%